Derivative financial instruments - Summary of fair value of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 25,892	$ 21,226
Derivatives held for trading, Fair value liabilities	(23,056)	(20,224)
Hedges, Fair value asset	780	2,654
Fair value asset	26,137	21,226
Fair value liability	(24,080)	(22,879)
Current derivatives, Fair value assets	5,180	5,112
Current derivatives, Fair value liabilities	(4,413)	(4,347)
Non-current derivatives, Fair value assets	20,957	16,114
Non-current derivatives, Fair value liabilities	(19,667)	(18,532)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	0
Hedges, Fair value liability	0	0
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	245	0
Hedges, Fair value liability	(1,024)	(2,655)
Currency forwards | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	0
Hedges, Fair value liability	0	0
Currency swaps | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	245	0
Hedges, Fair value liability	(1,022)	(2,651)
Interest rate swaps | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	0
Hedges, Fair value liability	(2)	(4)
Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	549	343
Derivatives held for trading, Fair value liabilities	(720)	(1,738)
Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,509	1,350
Derivatives held for trading, Fair value liabilities	(1,315)	(1,071)
Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	14,974	11,533
Derivatives held for trading, Fair value liabilities	(13,781)	(10,506)
Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	8,605	7,905
Derivatives held for trading, Fair value liabilities	(7,046)	(6,893)
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	255	95
Derivatives held for trading, Fair value liabilities	$ (194)	$ (16)